Segment Reporting (Balance Sheet Data of Reportable Segments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-lived assets	$ 62,589.0	$ 54,502.9
Total assets	72,841.9	67,714.3
Continuing operations [Member]
Segment Reporting Information [Line Items]
Long-lived assets	62,589.0	53,989.3
Total assets	72,841.9	66,962.0
Discontinued operations [Member]
Segment Reporting Information [Line Items]
Long-lived assets	0.0	513.6
Total assets	0.0	752.3
European Operations Division U.K / Ireland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	21,754.2	24,322.1
Total assets	25,487.2	30,598.8
European Operations Division The Netherlands [Member]
Segment Reporting Information [Line Items]
Long-lived assets	17,092.7	2,496.5
Total assets	17,387.0	2,845.3
European Operations Division Germany [Member]
Segment Reporting Information [Line Items]
Long-lived assets	9,117.9	10,754.7
Total assets	9,512.8	11,968.2
European Operations Division Belgium [Member]
Segment Reporting Information [Line Items]
Long-lived assets	4,149.5	4,737.4
Total assets	4,828.8	5,909.2
European Operations Division Switzerland / Austria [Member]
Segment Reporting Information [Line Items]
Long-lived assets	5,300.9	5,961.8
Total assets	5,643.9	6,484.8
European Operations Division Total Western Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	57,415.2	48,272.5
Total assets	62,859.7	57,806.3
European Operations Division Central and Eastern Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,459.9	2,898.7
Total assets	2,566.4	3,127.4
European Operations Division Central and Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	499.4	463.5
Total assets	2,613.2	1,639.1
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Long-lived assets	60,374.5	51,634.7
Total assets	68,039.3	62,572.8
LiLAC Division Chile [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,017.3	1,139.7
Total assets	1,513.2	1,628.9
LiLAC Division Puerto Rico [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,128.3	1,131.9
Total assets	1,209.0	1,195.7
LiLAC Division [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,145.6	2,271.6
Total assets	2,722.2	2,824.6
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	68.9	83.0
Total assets	$ 2,080.4	$ 1,564.6